LEASES (Details - Balance sheet) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
ROU operating lease assets	$ 2,038,106	$ 0
Liabilities
Current portion of operating lease	747,422	0
Operating lease, net of current portion	2,474,530	0
Total operating lease liabilities	$ 3,221,952	$ 0